UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-7123

Advantage Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	8/31
Date of reporting period:	5/31/2012

The following N-Q relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which have a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q Form will be filed for these series as appropriate.

Dreyfus International Value Fund

Dreyfus Opportunistic Midcap Value Fund

Dreyfus Opportunistic Small Cap Fund

Dreyfus Opportunistic U.S. Stock Fund

Dreyfus Strategic Value Fund

Dreyfus Structured Midcap Fund

Dreyfus Technology Growth Fund

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus International Value Fund
May 31, 2012 (Unaudited)

Common Stocks--98.1%	Shares	Value ($)
Australia--4.1%
Australia & New Zealand Banking Group	76,850	1,564,563
Nufarm	197,596	952,766
Primary Health Care	607,983	1,658,259
Qantas Airways	461,430a	669,723
QBE Insurance Group	146,750	1,769,708
		6,615,019
Belgium--1.0%
Delhaize Group	43,910	1,597,359
Brazil--1.8%
Banco Santander Brasil, ADS	151,010	1,200,529
Oi, ADR	54,241	605,612
Petroleo Brasileiro, ADR	57,180	1,118,441
		2,924,582
China--2.6%
Beijing Capital International Airport, Cl. H	1,146,000	722,013
China Dongxiang Group	3,065,000	390,946
China Railway Group, Cl. H	1,517,000	586,352
Foxconn International Holdings	1,559,000a	636,732
Guangzhou Automobile Group, Cl. H	844,194a	715,681
Huaneng Power International, Cl. H	1,222,000	776,193
PetroChina, ADR	3,451	435,068
		4,262,985
Finland--.8%
Nokia	476,550	1,251,582
France--12.2%
Alstom	38,770	1,126,335
Carrefour	138,480	2,387,822
Cie de St-Gobain	27,570	975,670
Danone	13,700	879,024
EDF	52,340	1,007,347

France Telecom	187,085	2,350,332
GDF Suez	88,233	1,742,884
Sanofi	47,091	3,202,558
Societe Generale	52,024a	1,033,108
Total	96,100	4,131,065
Vivendi	68,636	1,108,387
		19,944,532
Germany--9.2%
Aixtron	65,690	958,874
Allianz	12,670	1,145,381
Bayer	19,910	1,259,008
Celesio	92,610	1,276,246
Daimler	32,286	1,494,275
Deutsche Bank	48,400	1,740,648
Deutsche Telekom	113,320	1,117,324
E.ON	150,240	2,745,721
Muenchener Rueckversicherungs	9,140	1,132,992
Siemens	26,390	2,170,315
		15,040,784
Greece--.4%
Coca-Cola Hellenic Bottling	32,880a	573,254
Hong Kong--3.2%
China Mobile, ADR	16,080	815,738
Esprit Holdings	1,230,170	1,981,193
Hang Seng Bank	152,500	1,970,708
Pacific Basin Shipping	1,120,000	500,725
		5,268,364
India--.5%
Reliance Industries, GDR	35,794b	866,931
Israel--1.6%
Teva Pharmaceutical Industries, ADR	67,770	2,655,906
Italy--1.9%
ENI	35,165	678,315
Finmeccanica	184,606a	614,037
Saras	1,961,120a	1,818,703
		3,111,055
Japan--22.2%

Denso	40,000	1,209,290
East Japan Railway	17,800	1,059,686
Fujitsu	200,000	875,447
INPEX	271	1,566,654
JS Group	68,100	1,247,979
Kao	67,400	1,743,489
Kirin Holdings	120,000	1,379,786
Matsumotokiyoshi Holdings	49,400	1,087,481
Mitsubishi UFJ Financial Group	770,100	3,341,424
Nippon Electric Glass	163,000	1,019,270
Nippon Express	326,000	1,277,208
Nomura Holdings	169,600	560,572
Omron	41,400	820,498
Panasonic	129,000	856,049
Ricoh	184,800	1,344,257
Shimachu	67,000	1,391,986
Shin-Etsu Chemical	48,120	2,474,778
Sumitomo Mitsui Financial Group	70,600	2,062,320
Sumitomo Mitsui Trust Holdings	510,560	1,290,083
Taiyo Nippon Sanso	265,000	1,602,986
Tokyo Electron	29,500	1,332,695
Tokyo Steel Manufacturing	224,800	1,333,997
Toyota Motor	106,300	4,123,941
Yamaha Motor	121,800	1,210,850
		36,212,726
Netherlands--3.3%
Aegon	192,115	809,100
Heineken	9,790	466,603
Koninklijke Philips Electronics	153,021	2,705,724
Royal Dutch Shell, Cl. A	43,739	1,353,712
		5,335,139
Norway--.5%
Norsk Hydro	190,028	788,404
Russia--.3%
Gazprom, ADR	59,840	524,498
Singapore--2.1%
DBS Group Holdings	164,539	1,688,038

Oversea-Chinese Banking	281,000	1,823,033
		3,511,071
South Africa--.9%
Murray & Roberts Holdings	252,693a	797,655
Standard Bank Group	54,890	737,030
		1,534,685
South Korea--2.3%
KB Financial Group	6,100	190,714
KB Financial Group, ADR	32,314	1,007,551
Korea Electric Power	31,770a	605,656
Korea Electric Power, ADR	57,744a	542,794
Korea Exchange Bank	120,220	836,269
KT, ADR	18,990	221,234
SK Telecom, ADR	35,330	393,576
		3,797,794
Sweden--3.1%
Husqvarna, Cl. B	44,260	205,200
Investor, Cl. B	41,790	729,434
Svenska Cellulosa, Cl. B	112,370	1,599,430
Telefonaktiebolaget LM Ericsson, Cl. B	291,390	2,474,880
		5,008,944
Switzerland--7.8%
Adecco	22,170a	860,461
Clariant	113,410a	1,155,291
Lonza Group	24,750a	879,570
Novartis	83,356	4,329,346
Roche Holding	22,840	3,564,672
UBS	168,318a	1,897,444
		12,686,784
Taiwan--.8%
Hon Hai Precision Industry	242,000	709,428
United Microelectronics	1,540,720	676,207
		1,385,635
United Kingdom--15.5%
Anglo American	104,178	3,164,596
BP	372,258	2,265,619
Home Retail Group	1,004,436	1,208,233

HSBC Holdings	737,084	5,787,845
Lonmin	87,752	951,430
Reed Elsevier	127,901	942,231
Resolution	472,807	1,405,633
Royal Dutch Shell, Cl. A	92,229	2,858,481
Smith & Nephew	202,797	1,894,043
Tesco	102,148	476,302
Unilever	76,852	2,417,430
Vodafone Group	751,568	2,003,872
		25,375,715
Total Common Stocks
(cost $233,134,798)		160,273,748

Other Investment--.8%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $1,250,000)	1,250,000[c]	1,250,000
Total Investments (cost $234,384,798)	98.9%	161,523,748
Cash and Receivables (Net)	1.1%	1,838,007
Net Assets	100.0%	163,361,755

ADR - American Depository Receipts
ADS- American Depository Shares
GDR - Global Depository Receipts

a	Non-income producing security.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2012, this security amounted to $866,931 or .5% of net assets.
c	Investment in affiliated money market mutual fund.

At May 31, 2012, net unrealized depreciated on investments was $72,861,050 of which $1,695,921 related to appreciated investment securities and $74,556,971 related to depreciated investment securities. At May 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	21.9

Health Care	12.7
Energy	10.8
Consumer Discretionary	9.6
Industrial	9.4
Materials	8.6
Consumer Staples	7.9
Information Technology	7.4
Telecommunications	5.3
Utilities	4.5
Money Market Investment	.8
98.9

† Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
May 31, 2012 (Unaudited)

		Number	Foreign			Unrealized
Forward Currency		of	Currency			Appreciation
Exchange Contracts		Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

Euro,
Expiring
6/1/2012	a	1	89,040	110,355	110,099	(256)

Japanese Yen,
Expiring:
6/1/2012	b	1	10,234,472	129,617	130,608	991
6/4/2012	c	1	12,269,825	156,105	156,583	478

Sales:				Proceeds ($)
Euro,
Expiring
6/1/2012	d	1	27,622	34,307	34,155	152

Hong Kong Dollar,
Expiring
6/1/2012	a	1	234,794	30,237	30,251	(14)

South African Rand,
Expiring
6/1/2012	b	1	2,119,407	249,753	249,633	120

Gross Unrealized Appreciation						1,741

Gross Unrealized Depreciation		(270)

Counterparties:
a	Citigroup
b	Credit Suisse First Boston
c	Deutsche Bank
d	JP Morgan Chase & Co.

The following is a summary of the inputs used as of May 31, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign+	160,273,748	-	-	160,273,748
Mutual Funds	1,250,000	-	-	1,250,000
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	1,741	-	1,741
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(270)	-	(270)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

For the period ended May 31, 2012, there were no transfers of exchange traded equity securities between Level 1 and Level 2 of the fair value hierarchy.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the
amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities
(Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level
1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the
Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.
For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as
Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Opportunistic Midcap Value
May 31, 2012 (Unaudited)

Common Stocks--99.8%	Shares	Value ($)
Consumer Discretionary--25.3%
Abercrombie & Fitch, Cl. A	102,050	3,422,757
BorgWarner	195,300a	14,012,775
CBS, Cl. B	181,880	5,805,610
D.R. Horton	2,231,490	37,042,734
Dana Holding	816,517	10,876,006
Delphi Automotive	602,672	17,495,568
Dick's Sporting Goods	165,830	7,711,095
International Game Technology	2,120,800	30,327,440
Lowe's	1,440,640	38,493,901
Mohawk Industries	595,182a	40,531,894
Newell Rubbermaid	2,136,130	39,304,792
Toll Brothers	998,460a	27,237,989
Williams-Sonoma	338,720	11,824,715
		284,087,276
Consumer Staples--1.1%
Avon Products	748,990	12,395,785
Energy--4.2%
Cabot Oil & Gas	356,540	11,601,812
National Oilwell Varco	86,360	5,764,530
Pioneer Natural Resources	220,770	21,348,459
SandRidge Energy	1,413,134a	8,973,401
		47,688,202
Exchange Traded Funds--.8%
Standard & Poor's Depository
Receipts S&P MidCap 400 ETF
Trust	50,200	8,462,214
Financial--14.8%
Allstate	221,260	7,509,564
Arthur J. Gallagher & Co.	955,030	33,177,742
Brown & Brown	237,670	6,084,352
CBRE Group, Cl. A	981,632a	16,147,846
Fifth Third Bancorp	2,341,640	31,260,894
Jones Lang LaSalle	58,190	4,218,775
LPL Investment Holdings	587,800	19,032,964
Principal Financial Group	1,074,640	26,393,158
TD Ameritrade Holding	1,287,150	22,087,494
		165,912,789
Health Care--10.5%
CareFusion	212,980a	5,162,635
Cigna	676,770	29,716,971
Cubist Pharmaceuticals	139,040a	5,578,285
Hospira	684,140a	21,386,216
Mednax	248,950a	15,188,439
Salix Pharmaceuticals	312,540a	16,192,697
St. Jude Medical	454,330	17,455,359
United Therapeutics	160,640a	7,106,714
		117,787,316
Industrial--22.7%
C.H. Robinson Worldwide	469,870	27,374,626

Con-way	542,990	19,194,697
Equifax	642,410	29,017,660
Gardner Denver	100,070	5,411,786
Herman Miller	244,250	4,513,740
Hubbell, Cl. B	25,424	2,006,462
Ingersoll-Rand	764,540	31,583,147
Kirby	438,120a	23,123,974
Masco	1,473,540	18,669,752
Navistar International	128,460a	3,589,172
Oshkosh	220,900a	4,521,823
Regal-Beloit	362,390	21,848,493
Robert Half International	922,500	26,217,450
Shaw Group	311,122a	7,902,499
Stanley Black & Decker	161,220	10,680,825
Trinity Industries	783,220	19,345,534
		255,001,640
Information Technology--14.4%
Avnet	872,993a	26,617,557
Broadcom, Cl. A	628,290a	20,325,182
Cognizant Technology Solutions,
Cl. A	188,040a	10,953,330
Cypress Semiconductor	340,192a	4,487,132
Intuit	495,690	27,872,649
JDS Uniphase	2,029,453a	20,598,948
MICROS Systems	459,310a	24,233,196
Seagate Technology	430,080	10,076,774
TE Connectivity	426,950	13,414,769
Vishay Intertechnology	344,527a	3,658,877
		162,238,414
Materials--4.3%
Crown Holdings	151,270a	5,156,794
LyondellBasell Industries, Cl. A	715,400	28,229,684
Sherwin-Williams	117,430	15,223,625
		48,610,103
Utilities--1.7%
Edison International	51,940	2,335,222
Great Plains Energy	858,863	17,108,551
		19,443,773
Total Common Stocks
(cost $1,012,791,419)		1,121,627,512

Other Investment--.1%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,311,273)	1,311,273[b]	1,311,273
Total Investments (cost $1,014,102,692)	99.9%	1,122,938,785
Cash and Receivables (Net)	.1%	1,216,226
Net Assets	100.0%	1,124,155,011

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At May 31, 2012, net unrealized appreciation depreciation on investments was $108,836,093 of which $151,067,448 related to appreciated investment securities and $42,231,355 related to depreciated investment securities. At May 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Consumer Discretionary	25.3
Industrial	22.7
Financial	14.8
Information Technology	14.4
Health Care	10.5
Materials	4.3
Energy	4.2
Utilities	1.7
Consumer Staples	1.1
Exchange Traded Funds	.8
Money Market Investment	.1
99.9

†	Based on net assets.

The following is a summary of the inputs used as of May 31, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	1,084,935,614	-	-	1,084,935,614
Equity Securities - Foreign+	28,229,684	-	-	28,229,684
Mutual Funds/Exchange Traded Funds	9,773,487	-	-	9,773,487
+ See Statement of Investments for additional detailed categorizations.

For the period ended May 31, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Opportunistic Small Cap Fund
May 31, 2012 (Unaudited)

Common Stocks--99.6%	Shares	Value ($)
Consumer Discretionary--21.0%
American Axle & Manufacturing
Holdings	403,043a	3,732,178
Bally Technologies	160,490a	7,470,809
Dana Holding	734,840	9,788,069
Fifth & Pacific Co.	1,412,045a,b	16,902,179
Gordmans Stores	156,793a	2,792,483
Jones Group	1,312,540	12,652,886
Meritage Homes	483,820a	14,519,438
Mohawk Industries	114,640a	7,806,984
Newell Rubbermaid	178,090	3,276,856
Scientific Games, Cl. A	499,740a	4,267,780
Shuffle Master	666,082a	10,564,061
Standard Pacific	2,248,550a,b	11,602,518
Tower International	380,155a	4,812,762
Williams-Sonoma	336,320	11,740,931
		121,929,934
Consumer Staples--.4%
Dole Food	262,150a,b	2,327,892
Energy--5.9%
Approach Resources	250,290a,b	7,015,629
Gulfport Energy	597,253a	11,037,235
Petroleum Development	346,329a	8,602,812
SandRidge Energy	1,229,480a,b	7,807,198
		34,462,874
Financial--13.0%
Arthur J. Gallagher & Co.	133,740	4,646,128
Brown & Brown	616,950	15,793,920
DFC Global	236,885a	3,903,865
Employers Holdings	389,080	6,575,452
First Commonwealth Financial	1,203,020	7,542,935
Hancock Holding	204,230	6,226,973
Jones Lang LaSalle	143,186	10,380,985
LPL Investment Holdings	201,860	6,536,227
Nelnet, Cl. A	250,106	5,837,474
Och-Ziff Capital Management Group,
Cl. A	388,090	2,813,653
Starwood Property Trust	246,690c	4,943,668
		75,201,280
Health Care--9.5%
Align Technology	289,960a	9,055,451
Emergent BioSolutions	894,396a	12,897,190
Hanger Orthopedic Group	689,931a	14,881,812
Merit Medical Systems	520,710a	6,769,230
Sagent Pharmaceuticals	230,008a,b	3,668,628
Salix Pharmaceuticals	149,100a	7,724,871

		54,997,182
Industrial--21.6%
Avis Budget Group	192,790a	2,862,931
Columbus McKinnon	228,418a	3,526,774
Commercial Vehicle Group	135,840a	1,185,883
Con-way	310,720	10,983,952
Encore Wire	92,830	2,321,678
Equifax	123,200	5,564,944
Granite Construction	517,650	11,864,538
Herman Miller	210,013	3,881,040
Hubbell, Cl. B	16,870	1,331,380
ICF International	320,430a	7,209,675
Landstar System	237,007	12,490,269
Orion Marine Group	304,460a	2,033,793
Oshkosh	281,360a	5,759,439
Portfolio Recovery Associates	169,993a	11,748,216
Steelcase, Cl. A	955,492	8,379,665
Trinity Industries	385,190	9,514,193
TrueBlue	128,040a	1,914,198
UTi Worldwide	1,101,320	17,224,645
Watts Water Technologies, Cl. A	156,406	5,169,218
		124,966,431
Information Technology--23.3%
Applied Micro Circuits	2,050,300a	10,948,602
Arrow Electronics	83,900a	2,845,049
Brocade Communications Systems	1,025,110a	4,766,761
CoreLogic	400,050a	6,796,849
CSG Systems International	639,378a	10,549,737
DealerTrack Holdings	593,001a	16,188,927
JDS Uniphase	779,130a	7,908,169
Kenexa	167,180a	4,876,641
MICROS Systems	248,400a	13,105,584
Microsemi	526,780a	9,302,935
ScanSource	413,340a	12,387,800
Skyworks Solutions	112,120a	3,011,543
Take-Two Interactive Software	379,940a	4,376,909
Velti	1,410,370a,b	10,295,701
Vishay Intertechnology	424,450a	4,507,659
Wright Express	231,060a	12,953,224
		134,822,090
Materials--4.9%
Georgia Gulf	402,440	11,976,614
Innospec	161,290a	4,262,895
Omnova Solutions	327,040a	2,354,688
Zoltek	1,180,005a,b	9,853,042
		28,447,239
Total Common Stocks
(cost $522,762,081)		577,154,922

Other Investment--1.1%
Registered Investment Company;
Dreyfus Institutional Preferred

Plus Money Market Fund
(cost $6,585,091)	6,585,091 [d]	6,585,091
Investment of Cash Collateral for
Securities Loaned--7.4%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $42,604,480)	42,604,480 [d]	42,604,480
Total Investments (cost $571,951,652)	108.1%	626,344,493
Liabilities, Less Cash and Receivables	(8.1%)	(47,102,244)
Net Assets	100.0%	579,242,249

a	Non-income producing security.
b	Security, or portion thereof, on loan. At May 31, 2012, the value of the fund's securities on loan was $41,880,585 and the value of the collateral held by the fund was $42,604,480.
c	Investment in real estate investment trust.
d	Investment in affiliated money market mutual fund.

At May 31, 2012, net unrealized appreciation on investments was $54,392,841 of which $86,777,701 related to appreciated investment securities and $32,384,860, related to depreciated investment securities. At May 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	23.3
Industrial	21.6
Consumer Discretionary	21.0
Financial	13.0
Health Care	9.5
Money Market Investments	8.5
Energy	5.9
Materials	4.9
Consumer Staples	.4
108.1

†	Based on net assets.

The following is a summary of the inputs used as of May 31, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	549,634,576	-	-	549,634,576
Equity Securities - Foreign+	27,520,346	-	-	27,520,346
Mutual Funds	49,189,571	-	-	49,189,571

+ See Statement of Investments for additional detailed categorizations.

For the period ended May 31, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Opportunistic U.S. Stock Fund
May 31, 2012 (Unaudited)

Common Stocks--95.9%	Shares	Value ($)
Consumer Discretionary--17.5%
D.R. Horton	2,840	47,144
Delphi Automotive	1,700	49,351
Fifth & Pacific Companies	2,630a	31,481
International Game Technology	4,600	65,780
Jones Group	3,330	32,101
Lowe's	1,230	32,866
Mohawk Industries	940a	64,014
Newell Rubbermaid	6,920	127,328
Shuffle Master	3,100a	49,166
Toll Brothers	2,890a	78,839
		578,070
Consumer Staples--4.6%
Energizer Holdings	970a	70,723
Philip Morris International	950	80,285
		151,008
Energy--5.0%
Cameron International	1,210a	55,285
EOG Resources	590	58,587
Occidental Petroleum	640	50,733
		164,605
Financial--16.8%
Allstate	2,240	76,026
Arthur J. Gallagher & Co.	1,930	67,048
CBRE Group, Cl. A	2,550a	41,947
Fifth Third Bancorp	6,260	83,571
Hancock Holding	1,920	58,541
LPL Investment Holdings	2,030	65,731
Principal Financial Group	4,100	100,696
TD Ameritrade Holding	3,510	60,232
		553,792
Health Care--5.8%
Cerner	760a	59,250
Cigna	1,730	75,964
Vertex Pharmaceuticals	950a	57,038
		192,252
Industrial--14.0%
C.H. Robinson Worldwide	1,590	92,633
Equifax	1,070	48,332

Granite Construction	1,200	27,504
Kirby	700a	36,946
Masco	3,700	46,879
Portfolio Recovery Associates	1,030a	71,183
Regal-Beloit	1,010	60,893
Robert Half International	1,110	31,546
Trinity Industries	1,810	44,707
		460,623
Information Technology--23.8%
Analog Devices	2,300	83,651
Apple	300a	173,319
Applied Micro Circuits	11,210a	59,861
Arrow Electronics	1,750a	59,342
DealerTrack Holdings	2,840a	77,532
F5 Networks	600a	62,088
Intuit	1,120	62,978
QUALCOMM	1,060	60,749
TE Connectivity	1,440	45,245
Velti	13,420a	97,966
		782,731
Materials--8.4%
LyondellBasell Industries, Cl. A	2,680	105,753
Methanex	2,690	75,239
Monsanto	1,260	97,272
		278,264
Total Common Stocks
(cost $3,012,941)		3,161,345

Other Investment--.4%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $11,921)	11,921[b]	11,921
Total Investments (cost $3,024,862)	96.3%	3,173,266
Cash and Receivables (Net)	3.7%	121,759
Net Assets	100.0%	3,295,025

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At May 31, 2012, net unrealized appreciation on investments was $148,404 of which $270,604 related to appreciated investment securities and $122,200 related to depreciated investment securities. At May 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	23.8
Consumer Discretionary	17.5
Financial	16.8
Industrial	14.0
Materials	8.4
Health Care	5.8
Energy	5.0
Consumer Staples	4.6
Money Market Investment	.4
96.3

†	Based on net assets.

The following is a summary of the inputs used as of May 31, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	2,882,387	-	-	2,882,387
Equity Securities - Foreign+	278,958	-	-	278,958
Mutual Funds	11,921	-	-	11,921

+ See Statement of Investments for additional detailed categorizations.

For the period ended May 31, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Value Fund
May 31, 2012 (Unaudited)

Common Stocks--99.2%	Shares	Value ($)
Consumer Discretionary--19.4%
American Eagle Outfitters	359,920	6,950,055
Carnival	536,680	17,222,061
CBS, Cl. B	164,368	5,246,627
General Motors	192,981a	4,284,178
Home Depot	104,390	5,150,603
International Game Technology	337,090	4,820,387
Johnson Controls	507,120	15,284,597
Macy's	266,410	10,136,901
Newell Rubbermaid	755,920	13,908,928
News, Cl. A	1,219,420	23,412,864
Omnicom Group	475,160	22,655,629
Pulte Group	639,400a	5,984,784
PVH	91,940	7,447,140
Time Warner	159,196	5,487,486
Toll Brothers	377,040a	10,285,651
Viacom, Cl. B	272,620	13,012,153
Walt Disney	531,890	24,312,692
		195,602,736
Consumer Staples--8.1%
Avon Products	360,020	5,958,331
Coca-Cola Enterprises	281,400	7,699,104
ConAgra Foods	394,220	9,914,633
CVS Caremark	309,140	13,892,752
Energizer Holdings	202,040a	14,730,736
Kraft Foods, Cl. A	275,130	10,529,225
PepsiCo	284,520	19,304,682
		82,029,463
Energy--10.1%
Anadarko Petroleum	67,670	4,127,870
Cameron International	426,608a	19,491,720
EOG Resources	201,925	20,051,152
Occidental Petroleum	463,030	36,704,388
Schlumberger	202,470	12,806,228
Valero Energy	421,870	8,901,457
		102,082,815
Financial--24.9%
American International Group	84,900a	2,477,382
Ameriprise Financial	170,570	8,173,714
Aon	213,895	9,946,117
Capital One Financial	309,350	15,891,309
Chubb	203,840	14,690,749
Citigroup	464,087	12,302,946
Comerica	352,970	10,737,347
Fifth Third Bancorp	640,345	8,548,606
Franklin Resources	44,310	4,731,865

Goldman Sachs Group	102,690	9,827,433
JPMorgan Chase & Co.	741,178	24,570,051
Marsh & McLennan	473,630	15,146,687
MetLife	444,989	12,998,127
Moody's	331,400	12,125,926
NASDAQ OMX Group	183,570	4,016,512
PNC Financial Services Group	181,250	11,132,375
Prudential Financial	171,460	7,964,317
SunTrust Banks	229,990	5,271,371
TD Ameritrade Holding	400,080	6,865,373
U.S. Bancorp	588,740	18,315,701
Wells Fargo & Co.	1,082,680	34,699,894
		250,433,802
Health Care--14.3%
Baxter International	189,300	9,582,366
Cigna	237,920	10,447,067
Eli Lilly & Co.	117,070	4,794,017
Humana	98,580	7,530,526
Johnson & Johnson	227,157	14,181,412
McKesson	118,810	10,369,737
Medtronic	50,960	1,877,366
Merck & Co.	602,300	22,634,434
Mylan	231,520a	5,017,038
Pfizer	1,947,750	42,597,293
Thermo Fisher Scientific	89,420	4,513,922
UnitedHealth Group	187,074	10,433,117
		143,978,295
Industrial--9.9%
Cooper Industries	130,880	9,227,040
Eaton	205,750	8,777,295
FedEx	131,660	11,736,172
General Electric	1,899,350	36,258,591
Honeywell International	184,510	10,269,827
Hubbell, Cl. B	68,040	5,369,717
Owens Corning	224,591a	6,930,878
Pitney Bowes	291,776b	3,979,825
Stanley Black & Decker	105,290	6,975,463
		99,524,808
Information Technology--8.6%
Cisco Systems	1,351,050	22,062,647
Corning	402,310	5,226,007
Electronic Arts	629,860a	8,578,693
Oracle	549,520	14,545,794
QUALCOMM	441,520	25,303,511
SanDisk	131,780a	4,309,206
Texas Instruments	236,690	6,740,931
		86,766,789
Materials--3.9%
Celanese, Ser. A	213,210	8,487,890
Dow Chemical	555,230	17,245,444
Eastman Chemical	100,290	4,669,502
International Paper	308,550	9,009,660

		39,412,496
Total Common Stocks
(cost $1,030,969,385)		999,831,204

Other Investment--.4%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $4,143,473)	4,143,473 [c]	4,143,473
Investment of Cash Collateral for
Securities Loaned--.4%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $3,608,247)	3,608,247 [c]	3,608,247
Total Investments (cost $1,038,721,105)	100.0%	1,007,582,924
Liabilities, Less Cash and Receivables	(.0%)	(60,295)
Net Assets	100.0%	1,007,522,629

a	Non-income producing security.
b	Security, or portion thereof, on loan. At May 31, 2012, the value of the fund's securities on loan was $3,581,837 and the value of the collateral held by the fund was $3,608,247.
c	Investment in affiliated money market mutual fund.

At May 31, 2012, net unrealized depreciation on investments was $31,138,181 of which $55,227,639 related to appreciated investment securities and $86,365,820 related to depreciated investment securities. At May 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	24.9
Consumer Discretionary	19.4
Health Care	14.3
Energy	10.1
Industrial	9.9
Information Technology	8.6
Consumer Staples	8.1
Materials	3.9
Money Market Investments	.8
100.0

†	Based on net assets.

The following is a summary of the inputs used as of May 31, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	999,831,204	-	-	999,831,204
Mutual Funds	7,751,720	-	-	7,751,720

+ See Statement of Investments for additional detailed categorizations.

For the period ended May 31, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Structured Midcap Fund
May 31, 2012 (Unaudited)

Common Stocks--99.2%	Shares	Value ($)
Consumer Discretionary--15.8%
Aaron's	27,600	732,780
ANN	14,200a	381,838
Best Buy	9,100	170,352
Big Lots	800a	29,400
Bob Evans Farms	23,100	936,474
Brinker International	16,500	533,115
Cheesecake Factory	19,600a	635,824
Deluxe	29,200	675,104
Dillard's, Cl. A	5,800	389,992
GameStop, Cl. A	14,100b	270,438
H&R Block	39,100	597,057
Herman Miller	18,100	334,488
International Speedway, Cl. A	6,900	165,876
Iron Mountain	5,900	167,265
ITT Educational Services	5,800a,b	330,020
O'Reilly Automotive	5,600a	536,424
Penn National Gaming	7,500a	344,625
PetSmart	15,400	992,376
Scholastic	16,400	441,980
Sotheby's	9,800	298,900
Tupperware Brands	5,600	302,680
Williams-Sonoma	2,500	87,275
Wynn Resorts	1,400	144,256
		9,498,539
Consumer Staples--5.0%
Church & Dwight	19,300	1,027,532
Constellation Brands, Cl. A	35,100a	677,079
Smithfield Foods	22,600a	444,542
Tootsie Roll Industries	1,527b	34,128
Universal	18,500	835,645
		3,018,926
Energy--4.8%
CARBO Ceramics	4,400b	357,984
Helix Energy Solutions Group	50,000a	856,500
Helmerich & Payne	6,300	285,390
HollyFrontier	16,600	489,368
Plains Exploration & Production	16,600a	594,114
Tesoro	14,600a	322,952
		2,906,308
Financial--19.5%
American Capital	20,900a	193,534
American Financial Group	20,150	783,634
BRE Properties	10,400c	511,992
Cathay General Bancorp	24,000	397,920

Comerica	5,600	170,352
Discover Financial Services	10,300	341,033
Genworth Financial, Cl. A	5,600a	29,344
Greenhill & Co.	11,100	387,057
Hospitality Properties Trust	26,500c	623,015
Huntington Bancshares	16,300	106,602
KeyCorp	56,700	425,250
Liberty Property Trust	15,200c	526,984
Lincoln National	5,800	119,886
Macerich	2,598	148,216
Mack-Cali Realty	32,500c	885,300
NASDAQ OMX Group	9,600	210,048
National Retail Properties	17,600c	466,224
Protective Life	14,600	384,856
Rayonier	24,800c	1,065,656
Reinsurance Group of America	18,400	923,128
SEI Investments	39,500	707,445
SL Green Realty	5,900c	442,559
StanCorp Financial Group	11,600	403,796
Waddell & Reed Financial, Cl. A	20,100	577,071
Webster Financial	35,800	725,666
Zions Bancorporation	7,300b	138,919
		11,695,487
Health Care--11.2%
Agilent Technologies	9,100	370,006
Charles River Laboratories
International	12,600a	420,588
Covance	2,500a	116,000
Hill-Rom Holdings	26,300	773,483
Humana	5,700	435,423
Medicis Pharmaceutical, Cl. A	10,800	389,880
ResMed	36,100a	1,118,378
Techne	11,600	787,176
Thoratec	24,500a	743,330
United Therapeutics	10,700a	473,368
Universal Health Services, Cl. B	18,700	724,625
Warner Chilcott, Cl. A	20,600a	388,516
		6,740,773
Industrial--12.5%
Aecom Technology	25,500a	415,395
AGCO	16,500a	663,465
Alaska Air Group	27,200a	932,960
Alliant Techsystems	13,100	641,245
Gardner Denver	13,900	751,712
Granite Construction	16,900	387,348
KBR	13,200	336,204
Kennametal	11,900	413,644
Korn/Ferry International	5,000a	68,000
Nordson	5,600	300,216
Pitney Bowes	25,500b	347,820
Thor Industries	29,800	916,350
Timken	13,000	620,100

URS	19,100	690,846
WABCO Holdings	500a	25,880
		7,511,185
Information Technology--17.7%
Advanced Micro Devices	52,600a	319,808
BMC Software	12,200a	516,304
Brocade Communications Systems	43,900a	204,135
CA	35,100	872,937
Cadence Design Systems	69,400a	707,880
Dolby Laboratories, Cl. A	7,800a	334,542
DST Systems	16,415	838,807
FactSet Research Systems	4,400b	463,892
Fair Isaac	12,200	496,052
IAC/InterActiveCorp	3,100	139,252
Lexmark International, Cl. A	18,500	462,685
Lincoln Electric Holdings	11,700	556,686
LSI	48,200a	320,530
Mettler-Toledo International	3,900a	608,868
Plantronics	21,300	640,917
QLogic	33,600a	457,296
Silicon Laboratories	21,800a	752,754
Synopsys	25,500a	753,525
Tech Data	17,500a	833,175
Valassis Communications	19,500a,b	388,245
		10,668,290
Materials--5.4%
CF Industries Holdings	1,400	239,344
Domtar	8,800	696,168
Minerals Technologies	13,800	873,126
NewMarket	3,900	814,359
Rockwood Holdings	5,500a	266,200
Steel Dynamics	34,700	365,738
		3,254,935
Telecommunication Services--.4%
Telephone & Data Systems	11,870	235,620
Utilities--6.9%
Cleco	17,300	706,532
Great Plains Energy	48,500	966,120
Hawaiian Electric Industries	29,500	814,495
NV Energy	30,000	519,000
Questar	51,600	1,035,612
Wisconsin Energy	2,900	109,736
		4,151,495
Total Common Stocks
(cost $59,571,588)		59,681,558

Other Investment--.8%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $505,296)	505,296[d]	505,296
Investment of Cash Collateral for

Securities Loaned--3.6%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $2,192,704)	2,192,704[d]	2,192,704
Total Investments (cost $62,269,588)	103.6%	62,379,558
Liabilities, Less Cash and Receivables	(3.6%)	(2,199,516)
Net Assets	100.0%	60,180,042

a	Non-income producing security.
b	Security, or portion thereof, on loan. At May 31, 2012, the value of the fund's securities on loan was $2,127,159 and the value of the collateral held by the fund was $2,192,704.
c	Investment in real estate investment trust.
d	Investment in affiliated money market mutual fund.

At May 31, 2012, net unrealized appreciation on investments was $109,970 of which $5,251,246 related to appreciated investment securities and $5,141,276 related to depreciated investment securities. At May 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	19.5
Information Technology	17.7
Consumer Discretionary	15.8
Industrial	12.5
Health Care	11.2
Utilities	6.9
Materials	5.4
Consumer Staples	5.0
Energy	4.8
Money Market Investments	4.4
Telecommunication Services	.4
103.6

†	Based on net assets.

The following is a summary of the inputs used as of May 31, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	59,681,558	-	-	59,681,558
Mutual Funds	2,698,000	-	-	2,698,000

+ See Statement of Investments for additional detailed categorizations.

For the period ended May 31, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of

Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available,

or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Technology Growth Fund
May 31, 2012 (Unaudited)

Common Stocks--98.2%	Shares	Value ($)
Consumer Discretionary--8.7%
Amazon.com	49,710a	10,583,756
Garmin	124,810	5,361,838
Priceline.com	10,220a	6,392,508
		22,338,102
Information Technology--89.5%
Akamai Technologies	327,780a	9,617,065
Amphenol, Cl. A	99,580	5,296,660
Analog Devices	277,130	10,079,218
Apple	29,128a	16,828,119
Broadcom, Cl. A	375,050a	12,132,867
Ciena	655,530a	8,882,431
Citrix Systems	78,580a	5,742,626
Cognizant Technology Solutions,
Cl. A	128,937a	7,510,580
Electronic Arts	357,948a	4,875,252
F5 Networks	107,520a	11,126,170
Fortinet	142,550a	3,029,188
Google, Cl. A	15,558a	9,037,020
Informatica	144,098a	5,969,980
LinkedIn, Cl. A	123,580b	11,876,038
LogMeIn	81,250a	2,604,063
MasterCard, Cl. A	13,530	5,500,080
Oracle	325,016	8,603,174
Paychex	198,770	5,957,137
QUALCOMM	184,740	10,587,449
Red Hat	127,990a	6,576,126
Salesforce.com	81,030a	11,232,379
Skyworks Solutions	431,560a	11,591,702
Taiwan Semiconductor
Manufacturing, ADR	576,480	7,915,070
Teradata	144,000a	9,573,120
Texas Instruments	348,870	9,935,818
VMware, Cl. A	92,600a	8,612,726
Xilinx	333,530	10,662,954
		231,355,012
Total Common Stocks
(cost $219,668,255)		253,693,114

Limited Partnership Interests-.3%
Information Technology
Bluestream Ventures, LP a,d
(cost $2,329,314)		719,492

Other Investment--5.6%
Registered Investment Company;

Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $14,581,793)	14,581,793 [c]	14,581,793
Investment of Cash Collateral for
Securities Loaned--1.1%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $2,821,218)	2,821,218 [c]	2,821,218
Total Investments (cost $239,400,580)	105.2%	271,815,617
Liabilities, Less Cash and Receivables	(5.2%)	(13,391,348)
Net Assets	100.0%	258,424,269

ADR - American Depository Receipts

a	Non-income producing security.
b	Security, or portion thereof, on loan. At May 31, 2012, the value of the fund's securities on loan was $2,708,482 and the value of the collateral held by the fund was $2,821,218.
c	Investment in affiliated money market mutual fund.
d	Securities restricted as to public resale. Investment in restricted securities with aggregate value of $719,492 representing
.3% of net assets (see below).

Issuer	Acquisition Date	Cost($)	Net Assets (%)	Valuation ($) +
Bluestream Ventures, LP	4/30/2004-6/11/2008	2,329,314.3		719,492

+ The valuation of these securities has been determined in good faith by management under the direction of the Board of Directors.

At May 31, 2012, net unrealized appreciation on investments was $32,415,037 of which $43,022,633 related to appreciated investment securities and $10,607,596 related to depreciated investment securities. At May 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) ††	Value (%)
Information Technology	89.8
Consumer Discretionary	8.7
Money Market Investments	6.7
105.2

†† Based on net assets.

The following is a summary of the inputs used as of May 31, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	245,778,044	-	-	245,778,044
Equity Securities - Foreign+	7,915,070	-	-	7,915,070
Limited Partnership Interests+	-	-	719,492	719,492
Mutual Funds	17,403,011	-	-	17,403,011

+ See Statement of Investments for additional detailed categorizations.

For the period ended May 31, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Limited Partnership Interests
($)
Balance as of 8/31/2011	1,377,689
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(447,492)
Purchases
Sales	(210,705)
Transfers into Level 3	-
Transfers out of Level 3
Balance as of 5/31/2012	719,492
The amount of total gains (losses) for the period
included in earnings attributable to the change in
unrealized gains (losses) relating to investments
still held at 5/31/2012	(447,492)

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advantage Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	July 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	July 24, 2012

By: /s/ James Windels
James Windels Treasurer
Date:	July 24, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)